CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]	Assets

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2024	2023	2024	2023	2024	2023
Current portion	$6,954	$5,670	$19,946	$20,263	$7,375	$7,060
Non-current portion	23,660	22,654	9,019	8,249	4,466	4,352
	$30,614	$28,324	$28,965	$28,512	$11,841	$11,412

Schedule of Current and Non-current Liabilities [Table Text Block]	Liabilities

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities[2]
	2024	2023	2024	2023	2024	2023
Current portion[1]	$32,445	$33,414	$2,455	$608	$32,089	$36,856
Non-current portion	24,810	25,479	12,368	11,552	195,604	184,694
	$57,255	$58,893	$14,823	$12,160	$227,693	$221,550
1.Current portion of corporate borrowings includes $2.0 billion (December 31, 2023 – $31 million) of short-term commercial paper and revolving facility draws. Our commercial paper program is backed by our revolving credit facility, which matures in June 2029.
2.The company adopted the IAS 1 amendments effective January 1, 2024 and reclassified $20.7 billion of non-recourse borrowings of managed entities in our Real Estate segment and our real estate LP Investments within our Asset Management segment from current to non-current as at December 31, 2023.